BASIC AND DILUTED NET LOSS PER SHARE	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 14 – BASIC AND DILUTED NET LOSS PER SHARE

Net loss per share is calculated in accordance with SFAS No. 128, "Earnings per Share". Under the provision of SFAS No. 128, basic net loss per share is computed by dividing the net loss for the period by the weighted-average number of common shares outstanding for the period.  Diluted EPS is based on the weighted-average number of shares of common stock outstanding for the period and common stock equivalents outstanding at the end of the period.  Basic and diluted weighted average numbers of shares for the period ended March 31, 2012 were the same since the inclusion of Common stock equivalents is anti-dilutive.